VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.5%
U.S. Treasury Notes 2.500%, 5/31/24	$ 1,000	$ 991
Total U.S. Government Security (Identified Cost $995)		991

Corporate Bonds and Notes—2.8%
Communication Services—0.6%
iHeartCommunications, Inc.
6.375%, 5/1/26	258	239
8.375%, 5/1/27	467	371
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	44
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	484
		1,138

Consumer Discretionary—0.2%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	91
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	260
		351

Consumer Staples—0.0%
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	4
Financials—0.5%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	194
Icahn Enterprises LP 4.750%, 9/15/24	550	513
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	182
		889

Health Care—0.2%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	85	52
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	9
144A 4.375%, 2/15/27(1)	260	223
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	128
		412

Industrials—0.5%
SRS Distribution, Inc. 144A 4.625%, 7/1/28(1)	275	241
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	440
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	239
		920

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	172
	Par Value	Value

Materials—0.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	$ 590	$ 500
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	94
		594

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	808
VICI Properties LP 144A 4.625%, 6/15/25(1)	70	67
		875

Total Corporate Bonds and Notes (Identified Cost $6,139)		5,355

Leveraged Loans—92.0%
Aerospace—4.4%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(2)	268	246
Amentum Government Services Holdings LLC Tranche B-3 (3 month Term SOFR + 4.000%) 4.777% - 5.600%, 2/15/29(2)	460	437
American Airlines, Inc.
(3 month LIBOR + 4.750%) 5.813%, 4/20/28(2)	390	371
2017, Tranche B (6 month LIBOR + 2.000%) 2.840%, 12/15/23(2)	792	764
Brown Group Holding LLC (1 month LIBOR + 2.500%) 4.166%, 6/7/28(2)	1,305	1,235
Kestrel Bidco, Inc. (3 month LIBOR + 3.000%) 5.030%, 12/11/26(2)	822	734
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 4.416%, 9/22/28(2)	806	759
Second Lien (1 month LIBOR + 5.750%) 7.416%, 9/21/29(2)	70	67
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(2)	1,075	1,060
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 3.916%, 12/9/25(2)	2,199	2,081
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 5.392%, 4/21/28(2)	820	760
		8,514

Chemicals—4.5%
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 4.000%) 5.633%, 11/24/27(2)	538	495
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 3.989%, 9/29/28	1,129	1,041
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 6.250%, 7/3/28(2)	748	666
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.666%, 4/1/24(2)	2,553	2,466
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 5.166%, 2/5/27	851	814
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 5.250%, 10/1/25(2)	$ 1,722	$ 1,625
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 3.666%, 9/6/24	1,297	1,225
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 6.063%, 9/22/28(2)	368	349
		8,681

Consumer Durables—1.5%
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 4.166%, 7/2/25	1,553	1,526
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.563% - 4.710%, 11/8/23	666	172
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 3.625%, 1/29/29(2)	1,224	1,185
		2,883

Consumer Non-Durables—1.7%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.756%, 12/8/28(2)	722	690
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 5.416%, 12/22/26(2)	1,137	1,030
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 5.666%, 6/30/24(2)	1,006	942
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(2)	659	573
		3,235

Energy—3.3%
AL GCX Holdings LLC (3 month Term SOFR + 4.299%) 4.799%, 5/17/29(2)	625	607
Citgo Petroleum Corp.
(1 month LIBOR + 7.000%) 8.666%, 8/1/23	304	300
2019, Tranche B (1 month LIBOR + 6.250%) 7.916%, 3/28/24(2)	665	658
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 4.563%, 12/21/28(2)	1,074	925
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 6.750%, 6/17/27(2)	813	777
Lucid Energy Group II Borrower LLC First Lien (1 month LIBOR + 4.250%) 5.874%, 11/24/28(2)	846	833
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 5.416%, 10/18/28(2)	846	810
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(2)	726	690
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(2)(3)(4)	11	—
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.384% - 5.950%, 9/27/24(2)	$ 812	$ 773
		6,373

Financials—3.2%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 5.166%, 2/15/27	1,240	1,134
Asurion LLC
Tranche B-8 (1 month LIBOR + 3.250%) 4.916%, 12/23/26(2)	929	841
Tranche B-9 (1 month LIBOR + 3.250%) 4.916%, 7/31/27(2)	546	493
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 5.054%, 6/15/25(2)	1,151	1,085
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 4.140%, 2/2/28(2)	1,520	1,458
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 5.275%, 4/9/27	1,181	1,103
		6,114

Food / Tobacco—4.0%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 4.166%, 4/6/28(2)	960	916
Arterra Wines Canada, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.750%, 11/24/27(2)	611	569
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.916%, 1/29/27(2)	926	850
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.354%, 5/23/25(2)	1,568	1,403
Pegasus Bidco B.V. Tranche B-2 (3 month LIBOR + 4.000%) 0.000%, 7/12/29(2)(5)	1,075	1,017
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 5.166%, 9/23/27(2)	1,363	1,232
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 3.345%, 7/2/25	1,342	1,069
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 3/31/28(2)	678	598
		7,654

Forest Prod / Containers—3.8%
Anchor Glass Container Corp.
2017 (3 month LIBOR + 2.750%) 3.750% - 4.416%, 12/7/23(2)	715	573
2020 (1 month LIBOR + 5.000%) 6.666%, 12/7/23	382	313
Berlin Packaging LLC Tranche B-5 (3 month LIBOR + 3.750%) 4.820% - 6.010%, 3/11/28	843	782

See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
BWay Holding Co. (1 month LIBOR + 3.250%) 4.312%, 4/3/24(2)	$ 1,558	$ 1,462
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.554%, 2/12/26(2)	1,200	1,011
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 4.916%, 1/31/25(2)	1,133	1,040
TricorBraun, Inc. (1 month LIBOR + 3.250%) 4.916%, 3/3/28(2)	827	768
Trident TPI Holdings, Inc.
Tranche B-1 (3 month LIBOR + 3.250%) 5.500%, 10/17/24	1,031	993
Tranche B-3 (3 month LIBOR + 4.000%) 6.250%, 9/15/28	352	330
		7,272

Gaming / Leisure—5.7%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.416%, 12/23/24(2)	1,974	1,897
Carnival Corp.
2021, Tranche B (6 month LIBOR + 3.250%) 6.127%, 10/18/28	474	424
Tranche B (3 month LIBOR + 3.000%) 5.877%, 6/30/25(2)	608	563
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 9.750%, 5/1/28(2)	647	630
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 5.525%, 1/26/29(2)	1,114	1,025
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 6.250%, 4/26/28(2)	883	840
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.420%, 4/29/24(2)	2,166	2,039
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 5.166%, 2/12/27(2)	1,086	978
Tranche B-2 (1 month LIBOR + 4.250%) 5.916%, 2/12/27(2)	308	284
Raptor Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.096%, 11/1/26(2)	265	249
Scientific Games Holdings LP (1 month Term SOFR + 3.500%) 4.175%, 4/4/29(2)	280	258
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.000%) 4.358%, 4/13/29(2)	555	526
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(2)	1,427	1,326
		11,039

Health Care—11.7%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 3.813%, 1/4/26(2)	269	255
(1 month LIBOR + 2.750%) 3.813%, 1/4/26(2)	164	157
	Par Value	Value

Health Care—continued
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.902%, 10/6/27(2)	$ 433	$ 408
AthenaHealth Group, Inc. (1 month Term SOFR + 3.500%) 5.009%, 2/15/29(2)	522	479
Change Healthcare Holdings LLC (1 month LIBOR + 2.500%) 4.166%, 3/1/24(2)	1,050	1,020
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.250%) 4.750%, 9/29/28(2)	1,027	969
Endo Luxembourg Finance Co. I S.a.r.l 2021 (1 month LIBOR + 5.000%) 6.688%, 3/27/28	530	404
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.416%, 10/10/25(2)	1,170	385
eResearchTechnology, Inc. First Lien (1 month LIBOR + 4.500%) 6.166%, 2/4/27	926	853
Gainwell Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.250%, 10/1/27(2)	1,074	1,014
Heartland Dental LLC
(1 month LIBOR + 3.500%) 5.166%, 4/30/25	759	703
2021 (1 month LIBOR + 4.000%) 5.642%, 4/30/25(2)	292	273
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 6.500%, 8/19/28(2)	512	485
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 11/16/25(2)	1,337	1,245
Medline Borrower LP (1 month LIBOR + 3.250%) 4.916%, 10/23/28(2)	623	577
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.688%, 4/22/27(2)	683	543
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 6.000%, 11/30/27(2)	1,118	1,054
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 4.416%, 2/14/25(2)	1,515	1,408
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.500%) 3.645%, 4/20/29(2)	260	250
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 4.916%, 3/5/26(2)	301	280
Tranche B-3 (1 month LIBOR + 3.500%) 5.142%, 3/5/26(2)	1,006	942
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 11/15/28(2)	479	449
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 6.076%, 6/22/26	643	558
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 5.250%, 11/18/27(2)	741	683

See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
R1 RCM, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/21/29(2)(5)	$ 1,365	$ 1,310
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 4.170%, 3/6/25(2)	1,063	1,015
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27	1,234	1,171
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 6.000%, 10/1/26(2)	528	488
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.950%, 8/31/26(2)	1,467	1,364
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 6.775%, 3/2/27(2)	400	335
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 5.890%, 11/20/26(2)	264	240
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.416%, 7/2/25(2)	1,405	1,287
		22,604

Housing—3.1%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.666%, 1/15/27(2)	1,077	1,017
Chariot Buyer LLC (1 month LIBOR + 3.500%) 4.000%, 11/3/28(2)	915	825
CPG International LLC (1 month Term SOFR + 2.600%) 4.092%, 4/28/29(2)	1,250	1,156
Oscar Acquisitionco LLC Tranche B (3 month Term SOFR + 4.600%) 6.108%, 4/29/29(2)	1,000	887
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.666%, 6/9/28(2)	1,232	1,160
SRS Distribution, Inc.
2021 (3 month LIBOR + 3.500%) 4.019%, 6/2/28(2)	850	782
2022 (3 month Term SOFR + 3.600%) 4.000%, 6/2/28(2)	75	69
		5,896

Information Technology—13.1%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 5.250%, 9/19/24(2)	1,487	1,424
Second Lien (3 month LIBOR + 5.500%) 7.750%, 9/19/25(2)	747	717
Barracuda Networks, Inc.
First Lien 0.000%, 5/17/29(2)(5)	600	574
First Lien (3 month LIBOR + 3.750%) 5.982%, 2/12/25(2)	628	621
BMC Software 2021 (1 month LIBOR + 3.750%) 5.416%, 10/2/25(2)	1,813	1,684
	Par Value	Value

Information Technology—continued
BMC Software, Inc. Second Lien (1 month LIBOR + 5.500%) 7.166%, 2/27/26(2)	$ 365	$ 342
CCC Intelligent Solutions, Inc. Tranche B (3 month LIBOR + 2.250%) 4.500%, 9/21/28(2)	1,314	1,244
CDK Global, Inc. (3 month LIBOR + 4.000%) 0.000%, 7/6/29(2)(5)	425	401
ConnectWise LLC (3 month LIBOR + 3.500%) 5.750%, 9/29/28(2)	841	768
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.916%, 7/30/27(2)	973	916
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.416%, 2/15/24(2)	1,594	1,538
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 5.666%, 12/1/27(2)	701	669
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 5.166%, 7/1/24(2)	1,815	1,747
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.250%) 5.500%, 3/2/28(2)	832	769
Second Lien (3 month LIBOR + 7.000%) 9.250%, 3/2/29(2)	290	273
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 7.000%, 4/1/28	213	196
Magenta Buyer LLC First Lien (3 month LIBOR + 4.75%) 5.980%, 7/27/28(2)	742	665
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.916%, 3/10/28(2)	597	559
Proofpoint, Inc. (3 month LIBOR + 3.250%) 4.825%, 8/31/28(2)	1,169	1,084
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 5.474%, 2/1/29(2)	705	625
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 4/24/28(2)	1,624	1,497
Sophia LP
2022, Tranche B (1 month Term SOFR + 4.250%) 5.775%, 10/7/27(2)	360	349
Tranche B (3 month LIBOR + 3.250%) 5.500%, 10/7/27(2)	970	903
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(2)	1,160	1,100
Uber Technologies, Inc. 2021 (3 month LIBOR + 3.500%) 5.075%, 2/25/27	1,538	1,469
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 6.212%, 5/3/27(2)	55	51
2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(2)	2,287	2,137
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 3.870%, 3/2/27	1,036	961
		25,283

See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—6.6%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.520% - 4.750%, 10/8/27(2)	$ 974	$ 924
Arcline FM Holdings LLC
First Lien (1 month LIBOR + 4.750%) 7.627%, 6/23/28(2)	953	893
Second Lien (1 month LIBOR + 8.250%) 11.127%, 6/25/29(2)	400	374
Backyard Acquireco, Inc. (1 month LIBOR + 3.750%) 5.416%, 11/2/27(2)	887	868
Circor International, Inc. (1 month LIBOR + 5.500%) 7.142%, 12/20/28	1,046	957
Filtration Group Corp.
(1 month LIBOR + 3.000%) 4.666%, 3/31/25(2)	1,474	1,394
2021 (1 month LIBOR + 3.500%) 5.166%, 10/21/28(2)	357	333
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 4.166%, 3/31/27(2)	1,549	1,458
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26(2)	1,387	1,336
Safe Fleet Holdings LLC 2022 (3 month Term SOFR + 3.750%) 4.773%, 2/23/29(2)	728	677
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.916%, 3/17/27(2)	938	894
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 4.666%, 10/1/25(2)	1,601	1,537
Titan AcquisitionCo New Zealand Ltd. (1 month LIBOR + 3.000%) 5.877%, 3/28/25(2)	1,070	978
		12,623

Media / Telecom - Broadcasting—1.0%
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 4.666%, 5/1/26	1,264	1,172
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 4.166%, 9/18/26(2)	727	715
		1,887

Media / Telecom - Cable/Wireless Video—1.4%
CSC Holdings LLC 2017 (1 month LIBOR + 2.250%) 3.574%, 7/17/25(2)	1,572	1,459
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.666%, 8/2/27(2)	725	666
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 3.824%, 1/31/28(2)	620	579
		2,704

Media / Telecom - Diversified Media—2.5%
Cinemark USA, Inc. (1 month LIBOR + 1.750%) 2.990% - 4.010%, 3/31/25(2)	1,042	978
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 4.739%, 8/21/26(2)	1,050	899
	Par Value	Value

Media / Telecom - Diversified Media—continued
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.000%) 5.145%, 12/1/28(2)	$ 750	$ 700
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 5.554%, 7/28/28(2)	1,294	1,169
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 4.420%, 5/18/25(2)	1,141	1,071
		4,817

Media / Telecom - Telecommunications—2.7%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/15/27(2)	882	809
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 5.188%, 10/2/27(2)	646	570
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.416%, 3/1/27(2)	1,324	1,224
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 3.989%, 7/31/25	966	875
Tranche B-12 (3 month LIBOR + 3.688%) 4.732%, 1/31/26(2)	527	478
Tranche B-13 (3 month LIBOR + 4.000%) 5.411%, 8/14/26(2)	627	572
West Corp.
Tranche B (1 month LIBOR + 4.000%) 5.666%, 10/10/24	435	368
Tranche B-1 (1 month LIBOR + 3.500%) 5.166%, 10/10/24	395	335
		5,231

Metals / Minerals—0.6%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 5.000%, 7/31/26(2)	491	460
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 4.374%, 3/31/25(2)	748	693
		1,153

Retail—2.5%
CNT Holdings I Corp. First Lien (1 month LIBOR + 3.500%) 4.690%, 11/8/27(2)	1,024	970
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 5.416%, 3/6/28(2)	1,288	1,171
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 4.416%, 10/19/27(2)	945	833
Isagenix International LLC (3 month LIBOR + 5.750%) 7.935%, 6/14/25	494	291
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 6.500%, 4/15/28(2)	787	646
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(2)	388	364

See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Retail—continued
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 6.416%, 6/1/28(2)	$ 574	$ 498
		4,773

Service—9.5%
Allied Universal Holdco LLC (1 month LIBOR + 3.750%) 5.416%, 5/12/28	566	517
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 6.000%, 7/27/28(2)	619	586
BrightView Landscapes LLC Tranche B (1 month Term SOFR + 3.250%) 4.775%, 4/20/29(2)	1,000	950
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.666%, 3/20/25(2)	1,035	896
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.750%) 5.416%, 3/31/28(2)	668	623
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(2)	135	125
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(2)	1,405	1,323
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 6.416%, 12/23/27(2)	335	322
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 5.900%, 10/30/26(2)	740	684
Grab Holdings, Inc. (3 month LIBOR + 4.500%) 5.500%, 1/29/26(2)	825	751
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 4.920%, 6/30/28(2)	466	438
Tranche C (1 month LIBOR + 3.250%) 4.920%, 6/30/28(2)	89	83
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.204%, 11/23/28(2)	1,537	1,433
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 5.416%, 2/1/28(2)	1,222	1,145
Pike Corp. 2028 (1 month LIBOR + 3.000%) 4.670%, 1/21/28(2)	1,141	1,082
PODS LLC (1 month LIBOR + 3.000%) 4.666%, 3/31/28(2)	1,262	1,172
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 4.916%, 12/31/25(2)	1,855	1,738
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 4.916%, 2/10/29(2)	2,110	1,983
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 5.938%, 8/7/28(2)(3)	723	620
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 5.420%, 12/21/27(2)	1,027	974
	Par Value	Value

Service—continued
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/31/28	$ 795	$ 763
		18,208

Transportation - Automotive—2.6%
American Axle & Manufacturing, Inc. Tranche B (1 month LIBOR + 2.250%) 3.880%, 4/6/24	1,067	1,032
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 4.916%, 4/30/26(2)	812	756
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 3.666%, 11/2/23(2)	942	820
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 0.000%, 10/4/28(2)(5)	105	96
First Lien (3 month LIBOR + 3.750%) 6.000%, 10/4/28(2)	543	500
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 5.625%, 5/4/28(2)	1,175	1,084
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 4.989%, 10/28/27(2)	789	743
		5,031

Utilities—2.6%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 4.416%, 8/1/25(2)	2,342	2,209
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 3.666%, 1/15/25	1,039	996
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 3.666%, 8/12/26	440	416
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 7.250%, 2/23/29(2)	288	281
Tranche C (3 month LIBOR + 5.000%) 7.250%, 2/23/29(2)	36	35
Lightstone Holdco LLC
Tranche B (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(2)	1,219	1,091
Tranche C (3 month Term SOFR + 5.750%) 7.024%, 2/1/27(2)	70	62
		5,090

Total Leveraged Loans (Identified Cost $190,245)		177,065

	Shares
Common Stocks—1.2%
Communication Services—0.1%
iHeartMedia, Inc. Class A(6)	11,099	88
Consumer Discretionary—0.6%
Libbey Glass, Inc.	40,573	603

See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Shares	Value
Consumer Discretionary—continued
NMG Parent LLC(6)	3,033	$ 531
		1,134

Energy—0.2%
QuarterNorth Energy Holding, Inc.(6)	3,207	382
Materials—0.3%
Covia Holdings LLC	48,743	658
Total Common Stocks (Identified Cost $1,035)		2,262

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(3)(6)	152,810	194
Total Rights (Identified Cost $130)		194

Total Long-Term Investments—96.6% (Identified Cost $198,544)		185,867

Short-Term Investments—3.5%
Money Market Mutual Fund—3.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(7)	5,808,426	5,808
Total Money Market Mutual Fund (Identified Cost $5,808)		5,808

	Par Value
U.S. Government Security—0.5%
U.S. Treasury Bills 0.000%, 5/18/23	$ 1,000	977
Total U.S. Government Security (Identified Cost $981)		977

Total Short-Term Investments (Identified Cost $6,789)		6,785

TOTAL INVESTMENTS—100.1% (Identified Cost $205,333)		$192,652
Other assets and liabilities, net—(0.1)%		(236)
NET ASSETS—100.0%		$192,416
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $3,424 or 1.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Netherlands	2
Canada	2
Luxembourg	1
France	1
Spain	1
Panama	1
Total	100%
† % of total investments as of June 30, 2022.

See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
As of June 30, 2022, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth Group, Inc., (3 month LIBOR + 3.500%) 4.977%, 2/15/29	$88	$88	$81	$(7)
Precision Medicine Group LLC, (3 month LIBOR + 3.000%) 4.595%, 11/18/27	39	39	36	(3)
Trident TPI Holdings, Inc., (3 month LIBOR + 4.000%) 5.612%, 9/15/28	50	50	47	(3)
Total	$177	$177	$164	$(13)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$5,355	$—	$5,355	$—
Leveraged Loans	177,065	—	176,445	620(1)
U.S. Government Securities	1,968	—	1,968	—
Equity Securities:
Rights	194	—	—	194
Common Stocks	2,262	88	2,174	—
Money Market Mutual Fund	5,808	5,808	—	—
Total Investments	$192,652	$5,896	$185,942	$814

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1,134 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Securities held by the Fund with an end of period value of $620 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.